Investments - Net Realized Investments (Losses) Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Gross realized investment gains	$ 0	$ 490	$ 729
Gross realized investment losses	(33)	(9)	0
Net realized investment (losses) gains	$ (33)	$ 481	$ 729